Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (3,241,697)	$ (4,450,994)	$ (8,910,002)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation to employees		69,176	247,134
Stock-based compensation to non-employees		179,112	944,887
Depreciation and amortization	451,884	778,117	827,630
Loss from disposal of inventories		6,218	58,992
Change in fair value of warrants liability	129,036	(739,616)	(599,865)
Loss on disposal of equipment and intangible assets	1,499	18,502	232,171
Provision for doubtful accounts:
– accounts receivable	30,572	10,148	5,826
– other receivables and prepayments	26,688	499	16,403
Change in warranty obligation	(728)	(7,911)	(10,261)
Provision for inventory obsolescence	55,739	2,363
Impairment loss for intangible assets			3,281,779
Unrealized (gain) loss on marketable securities	(130,435)	1,356,565
Loss on disposal of a subsidiary	245,326
Changes in assets and liabilities:
Decrease (increase) in accounts receivable	(48,635)	20,222	(88,270)
Decrease (increase) in advances to suppliers
– third parties	(539)	145,024	233,490
– related party
Decrease(increase) in other receivables and prepayments	(29,176)	69,773	23,352
Increase in interest receivable – related party		(2,523)	(161,384)
Decrease(increase) in inventories	209,521	255,592	(137,464)
Decrease(increase) in other taxes receivable	17,526	36,858	(92,897)
Decrease(increase) in accounts payable	(60,944)	(8,234)	186,561
Increase in interest payable- related party		2,053	178,708
Decrease in due to related parties – Trade
Increase (decrease) in contract liabilities	(117,476)	34,799	(80,602)
Increase in accrued expenses and other current liabilities	125,514	553,354	214,245
Net cash used in operating activities	(2,336,325)	(1,670,903)	(3,629,567)
Cash flows from investing activities
Proceeds from disposal of equipment		23,016	1,309
Capital expenditures and other additions			(776,328)
Loan to a related party			(6,000,000)
Repayment from a related party			549,192
Net cash payments from disposal of subsidiaries	(2,354)
Net cash (used in) provided by investing activities	(2,354)	23,016	(6,225,827)
Cash flows from financing activities
Loans from related parties	498,191	1,362,681	3,682,642
Net proceeds from option exercises			17,851
Repayment of the loan from related party	(33,178)
Net proceeds from issuance of common stock, net of issuance costs	7,192,537
Net cash provided by financing activities	7,657,550	1,362,681	3,700,493
Effect of exchange rate fluctuations on cash and cash equivalents	(25,528)	(169,269)	(177,275)
Net increase (decrease) in cash, cash equivalents and restricted cash	5,293,343	(454,475)	(6,332,176)
Cash, cash equivalents and restricted cash at beginning of year	22,834	477,309	6,809,485
Cash, cash equivalents and restricted cash at end of year	5,316,177	22,834	477,309
Cash paid during the year for:
Income tax
Interest			14,840
Reconciliation of cash, cash equivalents and restricted cash in consolidated statements of cash flows:
Cash and cash equivalent	1,816,177	22,834	477,309
Restricted cash	3,500,000
Cash, cash equivalent and restricted cash	$ 5,316,177	$ 22,834	477,309
Non-cash investing and financing activities:
Acquisition of property and equipment and construction in progress by decreasing inventories			947,172
Offset short-term borrowings - related party against loans to a related party (including accrued interests)			$ 5,381,589